RELATED PARTY TRANSACTIONS	6 Months Ended
Nov. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

As of May 31, 2017, there was $0 due to related party.

During the twelve months ended May 31, 2018, the Company’s director, Poh Kee Liew, paid $65,517 operating expenses on behalf of the Company, and paid off $129 accounts payable for the Company. As of November 30, 2018, the total amount due to Poh Kee Liew was $0.

The Company's executive office is located at Travessado Cais, No.3A, Edg. Kai Lei, Macau. This office is furnished to the Company by a friend of the CEO at no charge.